TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

SUPPLEMENT NO. 4

dated September 5, 2008

to the February 1, 2008 Statement of Additional Information (SAI)

CHANGES TO CREDIT FACILITY

The TIAA-CREF Institutional Mutual Funds recently renegotiated the terms of its unsecured revolving credit facility. Accordingly, the following sentence hereby replaces in its entirety the first sentence under “Credit Facility” on page B-3 in the SAI:

“The Funds participate in an unsecured revolving credit facility for temporary or emergency purposes, including, without limitation, funding of shareholder redemptions that otherwise might require the untimely disposition of securities.”

CHANGES TO OFFICERS

Certain biographical information for Maliz Beams, Phillip Goff, Bertram Scott and Edward Van Dolsen has been updated. Accordingly, the following information hereby replaces in its entirety the biographical information for Ms. Beams and Messrs. Goff, Scott and Van Dolsen contained in the list of officers on pages B-23 through B-24 in the SAI:

Name,	Position(s)	Term of Office
Address and	Held with	and Length of
Date of Birth	Fund	Time Served	Principal Occupation(s) During Past 5 Years
Mary (Maliz) E. Beams	Executive	One-year term.	Executive Vice President of Client Services of TIAA and of TIAA-CREF
TIAA-CREF	Vice President	Executive Vice	Institutional Mutual Funds, CREF, TIAA-CREF Life Funds and TIAA Separate
730 Third Avenue		President since	Account VA-1 (collectively, the “TIAA-CREF Fund Complex”) (since August
New York, NY 10017-3206		September 2007.	2008); Executive Vice President of Individual Client Services of TIAA and
DOB: 3/29/56			the TIAA-CREF Fund Complex (2007-2008); President and Chief Execu-
tive Officer, TIAA-CREF Individual & Institutional Services, LLC (“Services”)
(since July 2007); and Senior Managing Director and Head of Wealth
Management Group, TIAA (since 2004). Formerly, Partner, Spyglass In-
vestments (2002-2003); Partner and Managing Director, President of
Global Business Development for the Mutual Fund Group and Head of In-
ternational Mutual Fund and Offshore Businesses of Zurich Scudder In-
vestments; and Head of U.S. Scudder Direct Retail Business and Chief
Executive Officer of Scudder Brokerage (1997-2003).
Phillip G. Goff	Principal Financial	One-year term.	Principal Financial Officer, Principal Accounting Officer and Treasurer of
TIAA-CREF	Officer, Principal	Principal Financial Officer,	the TIAA-CREF Institutional Mutual Funds and TIAA-CREF Life Funds (since
730 Third Avenue	Accounting Officer	Principal Accounting	2007); and Treasurer of CREF and TIAA Separate Account VA-1 (since
New York, NY 10017-3206	and Treasurer	Officer and Treasurer	August 2008). Formerly, Chief Financial Officer, Van Kampen Funds
DOB: 11/22/63		since 2007.	(2005-2006); and Vice President and Chief Financial Officer, Enterprise
Capital Management and the Enterprise Group of Funds (1995-2005).
Bertram L. Scott	Executive	One-year term.	Executive Vice President, Institutional Development and Sales of TIAA and
TIAA-CREF	Vice President	Executive Vice	the TIAA-CREF Fund Complex (since August 2008); Executive Vice
730 Third Avenue		President since	President, Strategy Implementation and Policy of TIAA and the TIAA-CREF
New York, NY 10017-3206		2000.	Fund Complex (2006-2008); and Director and President of TIAA-CREF
DOB: 3/26/51			Enterprises, Inc. (since 2000). Formerly, Executive Vice President, Product
Management of TIAA and the TIAA-CREF Fund Complex (2000-2005);
and President and Chief Executive Officer, Horizon Mercy (1996-2000).
Edward D. Van Dolsen	Executive	One-year term.	Executive Vice President, Product Development and Management of
TIAA-CREF	Vice President	Executive Vice	TIAA (since August 2008); Executive Vice President, Institutional Client
730 Third Avenue		President	Services (2006-2008); Director of Tuition Financing and Manager of
New York, NY 10017-3206		since 2006.	Services (April 2006); and President and CEO, TIAA-CREF Redwood, LLC
DOB: 4/21/58			(September 2006). Formerly, Senior Vice President, Pension Products
(2003-2006) and Vice President, Support Services (1998-2003) of TIAA
and the TIAA-CREF Fund Complex.

CHANGES TO BOARD COMMITTEES

Effective July 1, 2008, members of several of the standing committees of the Board of Trustees changed. Accordingly, the following sentence hereby replaces in its entirety the next to last sentence of paragraph number “(1)” under “Board Committees” on page B-26 in the SAI:

“The current members of the Audit and Compliance Committee are Mr. Sloan (chair), Mr. Berkeley, Ms. Eckl and Prof. Poterba.”

The following sentence hereby replaces in its entirety the last sentence of paragraph number “(2)” under “Board Committees” on page B-26 in the SAI:

“The current members of the Investment Committee are Dr. Flood (chair), Mr. Berkley, Dr. Jacob, Ms. Macaskill, Prof. Poterba and Mr. Sloan.”

The following sentence hereby replaces in its entirety the last sentence of paragraph number “(5)” under “Board Committees” on page B-26 in the SAI:

“The current members of the Nominating and Governance Committee are Dr. Jacob (chair), Ms. Eckl, Mr. Sloan and Dr. Starks.”

The following sentence hereby replaces in its entirety the last sentence of paragraph number “(6)” under “Board Committees” on page B-26 in the SAI:

“The current members of the Operations Committee are Prof. Jackson (chair), Dr. Flood, Mr. Forrester, Dr. Jacob, Ms. Macaskill and Dr. Starks.”

PORTFOLIO MANAGER CHANGES

The portfolio management teams of the Bond Fund, Bond Plus Fund II, Short-Term Bond Fund II, High-Yield Fund II and Inflation-Linked Bond Fund have changed. Therefore, the following information for these Funds’ portfolio management teams should replace the existing disclosure for the indicated Funds in its entirety within the “Additional Information Regarding Portfolio Managers” section on page B-35 in the SAI:

	Number of Other		Total Assets In Accounts
	Accounts Managed		Managed (millions)
	Registered	Other Pooled	Registered		Other Pooled		Dollar Range of
	Investment	Investment	Investment		Investment		Equity Securities
Name of Portfolio Manager	Companies	Vehicles	Companies		Vehicles		Owned in Fund
BOND FUND
BOND PLUS FUND II
SHORT-TERM BOND FUND II
Elizabeth (Lisa) D. Black, CFA	5 †	0 †	$14,534	*	$0	*	$0	*
John M. Cerra	4	2	$9,791		$119		$0
HIGH-YIELD FUND II
Kevin R. Lorenz, CFA	0	1	$388		$118		$1-$10,000
INFLATION-LINKED BOND FUND
John M. Cerra	6 †	2 †	$18,397	*	$121	*	$1-$10,000	*
† The information presented is as of August 13, 2008.
* The information presented is as of June 30, 2008.

A11671 (9/08)

TIAA-CREF LIFECYCLE FUNDS
(series of the TIAA-CREF Institutional Mutual Funds)

SUPPLEMENT NO. 3
dated September 5, 2008
to the February 1, 2008 Statement of Additional Information (SAI)

CHANGES TO CREDIT FACILITY

The TIAA-CREF Lifecycle Funds recently renegotiated the terms of their unsecured revolving credit facility. Accordingly, the following sentence hereby replaces in its entirety the first sentence under “Credit Facility” on page B-3 in the SAI:

“The Underlying Funds and the Lifecycle Funds participate in an unsecured revolving credit facility for temporary or emergency purposes, including, without limitation, funding of shareholder redemptions that otherwise might require the untimely disposition of securities.”

CHANGES TO OFFICERS

Certain biographical information for Maliz Beams, Phillip Goff, Bertram Scott and Edward Van Dolsen has been updated. Accordingly, the following information hereby replaces in its entirety the biographical information for Ms. Beams and Messrs. Goff, Scott and Van Dolsen contained in the list of officers on pages B-19 through B-20 in the SAI:

Name, Address and Date of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Mary (Maliz) E. Beams TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/29/56	Executive Vice President	One-year term. Executive Vice President since September 2007.

Executive Vice President of Client Services of TIAA and of TIAA-CREF
Institutional Mutual Funds, CREF, TIAA-CREF Life Funds and TIAA Separate
Account VA-1 (collectively, the “TIAA-CREF Fund Complex”) (since August
2008); Executive Vice President of Individual Client Services of TIAA and
the TIAA-CREF Fund Complex (2007-2008); President and Chief Execu-
tive Officer, TIAA-CREF Individual & Institutional Services, LLC (“Services”)
(since July 2007); and Senior Managing Director and Head of Wealth
Management Group, TIAA (since 2004). Formerly, Partner, Spyglass In-
vestments (2002-2003); Partner and Managing Director, President of
Global Business Development for the Mutual Fund Group and Head of In-
ternational Mutual Fund and Offshore Businesses of Zurich Scudder In-
vestments; and Head of U.S. Scudder Direct Retail Business and Chief
Executive Officer of Scudder Brokerage (1997-2003).

Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.

Principal Financial Officer, Principal Accounting Officer and Treasurer of
the TIAA-CREF Institutional Mutual Funds and TIAA-CREF Life Funds (since
2007); and Treasurer of CREF and TIAA Separate Account VA-1 (since
August 2008). Formerly, Chief Financial Officer, Van Kampen Funds
(2005-2006); and Vice President and Chief Financial Officer, Enterprise
Capital Management and the Enterprise Group of Funds (1995-2005).

Bertram L. Scott TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/26/51	Executive Vice President	One-year term. Executive Vice President since 2000.

Executive Vice President, Institutional Development and Sales of TIAA and
the TIAA-CREF Fund Complex (since August 2008); Executive Vice
President, Strategy Implementation and Policy of TIAA and the TIAA-CREF
Fund Complex (2006-2008); and Director and President of TIAA-CREF
Enterprises, Inc. (since 2000). Formerly, Executive Vice President, Product
Management of TIAA and the TIAA-CREF Fund Complex (2000-2005);
and President and Chief Executive Officer, Horizon Mercy (1996-2000).

Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.

Executive Vice President, Product Development and Management of
TIAA (since August 2008); Executive Vice President, Institutional Client
Services (2006-2008); Director of Tuition Financing and Manager of
Services (April 2006); and President and CEO, TIAA-CREF Redwood, LLC
(September 2006). Formerly, Senior Vice President, Pension Products
(2003-2006) and Vice President, Support Services (1998-2003) of TIAA
and the TIAA-CREF Fund Complex.

CHANGES TO BOARD COMMITTEES

Effective July 1, 2008, members of several of the standing committees of the Board of Trustees changed. Accordingly, the following sentence hereby replaces in its entirety the next to last sentence of paragraph number “(1)” under “Board Committees” on page B-21 in the SAI:

“The current members of the Audit and Compliance Committee are Mr. Sloan (chair), Mr. Berkeley, Ms. Eckl and Prof. Poterba.”

The following sentence hereby replaces in its entirety the last sentence of paragraph number “(2)” under “Board Committees” on page B-21 in the SAI:

“The current members of the Investment Committee are Dr. Flood (chair), Mr. Berkley, Dr. Jacob, Ms. Macaskill, Prof. Poterba and Mr. Sloan.”

The following sentence hereby replaces in its entirety the last sentence of paragraph number “(5)” under “Board Committees” on page B-22 in the SAI:

“The current members of the Nominating and Governance Committee are Dr. Jacob (chair), Ms. Eckl, Mr. Sloan and Dr. Starks.”

The following sentence hereby replaces in its entirety the last sentence of paragraph number “(6)” under “Board Committees” on page B-22 in the SAI:

“The current members of the Operations Committee are Prof. Jackson (chair), Dr. Flood, Mr. Forrester, Dr. Jacob, Ms. Macaskill and Dr. Starks.”

A11679 (9/08)